DEBT AND CREDIT AGREEMENTS - Summary of Outstanding Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023
Debt Instrument [Line Items]
Long-term debt, face amount	$ 18,620
Add: Net unamortized debt premiums	39	$ 41
Add: Realized mark-to-market gain	0	3
Less: Unamortized deferred debt issuance costs	(66)	(59)
Total long-term debt	18,593	17,055
Interest Rate Swap
Debt Instrument [Line Items]
Add: Realized mark-to-market gain	6
Fixed-to-floating interest-rate swap	425	425	$ 400
Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, face amount	$ 18,620	$ 17,070
1.76% Series 45 notes due 2025 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	1.76%	1.76%
Long-term debt, face amount	$ 0	$ 400
2.97% Series 40 notes due 2025 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.97%	2.97%
Long-term debt, face amount	$ 0	$ 350
5.54% Series 57 notes due 2025 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.54%	5.54%
Long-term debt, face amount	$ 0	$ 400
2.77% Series 35 notes due 2026 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.77%	2.77%
Long-term debt, face amount	$ 500	$ 500
Floating-Rate Series 56 Notes Due 2026 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, face amount	$ 425	$ 425
4.91% Series 52 notes due 2028 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.91%	4.91%
Long-term debt, face amount	$ 750	$ 750
3.02% Series 43 notes due 2029 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.02%	3.02%
Long-term debt, face amount	$ 550	$ 550
3.93% Series 53 notes due 2029 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.93%	3.93%
Long-term debt, face amount	$ 550	$ 550
2.16% Series 46 notes due 2030 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.16%	2.16%
Long-term debt, face amount	$ 400	$ 400
7.35% Debentures due 2030 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	7.35%	7.35%
Long-term debt, face amount	$ 400	$ 400
1.69% Series 49 notes due 2031 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	1.69%	1.69%
Long-term debt, face amount	$ 400	$ 400
2.23% Series 50 notes due 2031 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.23%	2.23%
Long-term debt, face amount	$ 450	$ 450
6.93% Series 2 notes due 2032 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.93%	6.93%
Long-term debt, face amount	$ 500	$ 500
3.94% Series 61 notes due 2032 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.94%	3.94%
Long-term debt, face amount	$ 450	$ 0
4.16% Series 54 notes due 2033 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.16%	4.16%
Long-term debt, face amount	$ 450	$ 450
3.90% Series 64 notes due 2033 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.90%	3.90%
Long-term debt, face amount	$ 1,200	$ 0
6.35% Series 4 notes due 2034 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.35%	6.35%
Long-term debt, face amount	$ 385	$ 385
4.39% Series 59 notes due 2034 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.39%	4.39%
Long-term debt, face amount	$ 550	$ 550
4.25% Series 60 notes due 2035 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.25%	4.25%
Long-term debt, face amount	$ 1,075	$ 1,075
4.30% Series 62 notes due 2035 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.30%	4.30%
Long-term debt, face amount	$ 300	$ 0
5.36% Series 9 notes due 2036 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.36%	5.36%
Long-term debt, face amount	$ 600	$ 600
4.89% Series 12 notes due 2037 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.89%	4.89%
Long-term debt, face amount	$ 400	$ 400
6.03% Series 17 notes due 2039 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.03%	6.03%
Long-term debt, face amount	$ 300	$ 300
5.49% Series 18 notes due 2040 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.49%	5.49%
Long-term debt, face amount	$ 500	$ 500
4.39% Series 23 notes due 2041 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.39%	4.39%
Long-term debt, face amount	$ 300	$ 300
6.59% Series 5 notes due 2043 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.59%	6.59%
Long-term debt, face amount	$ 315	$ 315
4.59% Series 29 notes due 2043 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.59%	4.59%
Long-term debt, face amount	$ 435	$ 435
4.17% Series 32 notes due 2044 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.17%	4.17%
Long-term debt, face amount	$ 350	$ 350
5.00% Series 11 notes due 2046 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.00%	5.00%
Long-term debt, face amount	$ 325	$ 325
3.91% Series 36 notes due 2046 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.91%	3.91%
Long-term debt, face amount	$ 350	$ 350
3.72% Series 38 notes due 2047 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.72%	3.72%
Long-term debt, face amount	$ 450	$ 450
3.63% Series 41 notes due 2049 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.63%	3.63%
Long-term debt, face amount	$ 750	$ 750
2.71% Series 47 notes due 2050 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.71%	2.71%
Long-term debt, face amount	$ 500	$ 500
3.64% Series 44 notes due 2050 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.64%	3.64%
Long-term debt, face amount	$ 250	$ 250
3.10% Series 51 notes due 2051 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.10%	3.10%
Long-term debt, face amount	$ 450	$ 450
4.00% Series 24 notes due 2051 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%
Long-term debt, face amount	$ 225	$ 225
4.46% Series 55 notes due 2053 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.46%	4.46%
Long-term debt, face amount	$ 675	$ 675
4.85% Series 58 notes due 2054 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.85%	4.85%
Long-term debt, face amount	$ 1,000	$ 1,000
4.95% Series 63 notes due 2055 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.95%	4.95%
Long-term debt, face amount	$ 350	$ 0
4.80% Series 65 notes due 2056 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.80%	4.80%
Long-term debt, face amount	$ 400	$ 0
3.79% Series 26 notes due 2062 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.79%	3.79%
Long-term debt, face amount	$ 310	$ 310
4.29% Series 30 notes due 2064 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.29%	4.29%
Long-term debt, face amount	$ 50	$ 50
Series 57 Notes Due 2025 | Medium Term Note Program | Interest Rate Swap
Debt Instrument [Line Items]
Fixed-to-floating interest-rate swap			$ 400